Stock Based Compensation - Schedule of the Company's Outstanding PSUs (Detail) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2024 USD ($) PSU	Mar. 31, 2024 USD ($) PSU	Jun. 30, 2023 USD ($) PSU	Mar. 31, 2023 USD ($) PSU	Dec. 31, 2023 USD ($) PSU
Disclosure Of Other Equity Instruments - Performance Share Units [abstract]
Beginning balance | PSU	381,090	372,460	388,330	444,620	387,050
Beginning balance	$ 9,252	$ 21,126	$ 10,432	$ 21,239	$ 13,241
Granted | PSU		135,220		135,690
Paid | PSU		(126,590)		(191,980)
Forfeited | PSU	(2,120)		(1,280)		(14,590)
Ending balance | PSU	378,970	381,090	387,050	388,330	372,460
Accrual related to the fair value of the PSUs outstanding	$ 4,635	$ (317)	$ 2,645	$ 5,855	$ 8,170
Foreign exchange adjustment	(79)	(428)	185	13	59
Paid		(11,129)		(16,675)
Forfeited	(49)		(21)		(344)
Ending balance	$ 13,759	$ 9,252	$ 13,241	$ 10,432	$ 21,126